Segmented Information - Schedule of plant and equipment by geographical location (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Mar. 31, 2025
Revenues from External Customers and Long-Lived Assets [Line Items]
Plant and equipment	$ 469,325	$ 202,848
Right of use asset	4,122	5,546
Total plant and equipment	473,447	208,394
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Plant and equipment	86,979	101,311
Right of use asset	2,565	2,918
Total plant and equipment	89,544	104,229
Sweden [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Plant and equipment	15,870	25,953
Right of use asset	1,415	2,588
Total plant and equipment	17,285	28,541
Paraguay [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Plant and equipment	366,476	75,581
Right of use asset	0	0
Total plant and equipment	366,476	75,581
Bermuda [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Plant and equipment	0	3
Right of use asset	142	40
Total plant and equipment	$ 142	$ 43